Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	7.055
Maximum Aggregate Offering Price	$ 176,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,357.39
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-279585) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Global Select Market on February 24, 2026. (3) The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-279585) paid with the filing of this prospectus supplement.